Equity Method Investment (Details 2) (Detail) $ in Thousands, ₩ in Millions, ¥ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2014 KRW (₩)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2013 KRW (₩)	Dec. 31, 2009 JPY (¥)	Dec. 31, 2009 KRW (₩)	Dec. 31, 2008 JPY (¥)	Dec. 31, 2008 KRW (₩)	Dec. 31, 2006 JPY (¥)	Dec. 31, 2006 KRW (₩)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 KRW (₩)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2005 JPY (¥)	Dec. 31, 2005 KRW (₩)	Apr. 30, 2004 JPY (¥)	Apr. 30, 2004 KRW (₩)
Equity Method Investment
Equity income (loss) on investments			₩ (18)
Proceeds from disposal of equity method investments			₩ 579
Accumulated other comprehensive income		₩ 694								$ 594	₩ 1,521
Animation Production Committee | Gravity Entertainment Corporation
Equity Method Investment
Equity method investments									₩ 0								¥ 123	₩ 358
Ownership of investee (as a percent)																	30.00%	30.00%
Online Game Revolution Fund No. 1
Equity Method Investment
Equity method investments															¥ 100	₩ 869
Ownership of investee (as a percent)			16.39%									16.39%
Investment in limited liability partnership commitment															¥ 1,000	₩ 8,713
Additional investment in equity method investment				¥ 18	₩ 229	¥ 642	₩ 6,054	¥ 150	₩ 1,245
Equity income (loss) on investments			₩ (18)
Proceeds from disposal of equity method investments		579
Accumulated other comprehensive income		1,234
Online Game Revolution Fund No. 1 | Softbank Corporation
Equity Method Investment
Ownership of investee (as a percent)												49.18%
Online Game Revolution Fund No. 1 | GungHo Online Entertainment Incorporated
Equity Method Investment
Ownership of investee (as a percent)												8.20%
Gravity EU SAS
Equity Method Investment
Equity method investments		₩ 0
Ownership of investee (as a percent)													25.00%	100.00%
Gain on disposal of equity investments	₩ 3